Supplement dated January 8, 2010
to the
VAN KAMPEN LIFE INVESTMENT TRUST
on behalf of its Portfolios,
Van Kampen Comstock Portfolio
Van Kampen Capital Growth Portfolio
Van Kampen Government Portfolio
Van Kampen Growth and Income Portfolio,
each as previously supplemented on October 20, 2009
to the
Class I Shares Prospectus
dated April 30, 2009
and
Class II Shares Prospectus
dated April 30, 2009

VAN KAMPEN LIFE INVESTMENT TRUST
on behalf of its Portfolio,
Van Kampen Mid Cap Growth Portfolio,
as previously supplemented on October 20, 2009
to the
Class II Shares Prospectus
dated April 30, 2009

VAN KAMPEN LIFE INVESTMENT TRUST
on behalf of its Portfolio,
Van Kampen Global Tactical Asset Allocation Portfolio,
as previously supplemented on October 20, 2009 and August 7, 2009 to the
Class I Shares Prospectus
dated January 5, 2009
and
Class II Shares Prospectus
dated January 5, 2009

The Prospectus is hereby supplemented as follows:

On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell most of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (“Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen family of funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010.

Under the Investment Company Act of 1940, the closing of the Transaction will cause the Portfolio’s current investment advisory agreement with Van Kampen Asset Management, a subsidiary of Van Kampen Investments Inc., to terminate. In connection with the Transaction, the Portfolio’s Board of Trustees (the “Board”) has approved, subject to shareholder approval, that the Portfolio be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Portfolio to a newly formed fund (the

“Acquiring Fund”) advised by an affiliate of Invesco that has substantially the same investment objectives, principal investment strategies and risks as the Portfolio (the “Reorganization”). The proposed Reorganization will be presented to shareholders of the Portfolio at a special meeting of shareholders. If shareholders of the Portfolio approve the Reorganization and certain other conditions to closing of the Transaction are met, shareholders of the Portfolio will receive shares of the Acquiring Fund in exchange for their shares of the Portfolio. Upon completion of the proposed Reorganization, the Portfolio will dissolve pursuant to a plan of dissolution adopted by the Board.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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